Note 4 - Equity - Schedule of Stock Option Activity (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2024
Outstanding, options (in shares)		243,483	100,180
Outstanding, options, weighted average exercise price (in dollars per share)		$ 32.72	$ 46.59
Outstanding, options, Weighted average remaining contractual term (Year)			8 years 11 months 1 day	9 years 4 months 6 days
Outstanding, aggregate intrinsic value			$ 0		$ 1,680,672
Granted, options (in shares)		5,000	143,303
Granted, options, weighted average exercise price (in dollars per share)		$ 1.85	$ 23.02
Exercised, options (in shares)		0	0
Exercised, options, weighted average exercise price (in dollars per share)		$ 0	$ 0
Forfeited/Cancelled, options (in shares)		0	0
Forfeited/Cancelled, options, weighted average exercise price (in dollars per share)		$ 0	$ 0
Expired, options (in shares)		0	0
Expired, options, weighted average exercise price (in dollars per share)		$ 0	$ 0
Outstanding, options (in shares)		248,483	243,483	100,180
Outstanding, options, weighted average exercise price (in dollars per share)		$ 32.1	$ 32.72	$ 46.59
Exercisable, options (in shares)	[1]	69,916	37,923
Exercisable, options, weighted average exercise price (in dollars per share)	[1]	$ 37.24	$ 44.35
Exercisable, options, Weighted average remaining contractual term (Year)			8 years 2 months 12 days
Exercisable, aggregate intrinsic value			$ 0

[1]	Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.